Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 4,334	$ 2,095	$ 2,168
Additions charged to expense	5,415	4,693	3,507
Accounts written off, less recoveries	(6,490)	(2,454)	(3,580)
Ending Balance	$ 3,259	$ 4,334	$ 2,095